Estimated Future Amortization Expense (Detail) $ in Millions	Feb. 25, 2017 USD ($)
2017	$ 509.1
2018	408.9
2019	373.8
2020	137.0
2021	120.1
Thereafter	1,878.2
Net	$ 3,427.1